Income Taxes Relating to Continuing Operations - Disclosure of Reconciliation of Accounting Income (Loss) and Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Loss before income tax	$ (122,754)	$ (76,038)	$ (98,906)
Tax at the domestic rates applicable to profits in the country concerned	(32,554)	(20,321)	(21,554)
Tax effect of expenses that are not deductible for tax purposes	3,176	9,932	3,431
Unrecognized loss carryforwards and deductible temporary differences	29,378	10,389	18,125
Income tax expense	$ 0	$ 0	$ 2